Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2023
Long-term Debt [Abstract]
Summary of Long-Term Debt, Revolving Credit Facilities, Outstanding Borrowings and Available Capacity
Weighted average interest
rate
(1)
millions of dollars 2023 2022 Maturity 2023 2022
Emera

Bankers acceptances, SOFR loans

Variable Variable 2027 $

465 $

403
Unsecured fixed rate notes 4.84% 2.90% 2030

500

500
Fixed to floating subordinated notes
(2)
6.75% 6.75% 2076

1,587

1,625
$

2,552 $

2,528
Emera Finance

Unsecured senior notes 3.65% 3.65% 2024 - 2046 $

3,637 $

3,725
TEC
(3)
Fixed rate notes and bonds 4.61% 4.15% 2024 - 2051 $

5,654 $

4,341
PGS
Fixed rate notes and bonds 5.63% 3.78% 2028 - 2053 $

1,223 $

772
NMGC
Fixed rate notes and bonds 3.78% 3.11% 2026 - 2051 $

642 $

521
Non-revolving term facility, floating rate Variable Variable 2024

30

108
$

672 $

629
NMGI
Fixed rate notes and bonds 3.64% 3.64% 2024 $

198 $

203
NSPI
Discount Notes
(4)
Variable Variable 2024 - 2027 $

721 $

881
Medium term fixed rate notes 5.13% 5.14% 2025 - 2097

3,165

2,665
$

3,886 $

3,546
EBP
Senior secured credit facility Variable Variable 2026 $

246 $

249
ECI
Secured senior notes Variable Variable 2027 $

75 $

86
Amortizing fixed rate notes 4.00% 3.97% 2026

79

100
Non-revolving term facility, floating rate Variable Variable 2025

29

30
Non-revolving term facility, fixed rate 2.15% 2.05% 2025 - 2027

155

91
Secured fixed rate senior notes
(5)
3.09% 3.06% 2024 - 2029

84

142
$

422 $

449
Adjustments
Fair market value adjustment - TECO Energy acquisition $ -

$

2
Debt issuance costs (125) (126)
Amount due within one year (676) (574)
$ (801) $ (698)
Long-Term Debt $

17,689 $

15,744
(1) Weighted average interest rate of fixed rate long-term debt.
(2) In 2023, the Company recognized $ 109

million in interest expense (2022 – $
110

million) related to its fixed to floating
subordinated notes.
(3) A substantial part of TEC’s tangible assets are pledged as collateral to secure its first mortgage bonds. There are currently no
bonds outstanding under TEC’s first mortgage bond indenture.
(4) Discount notes are backed by a revolving credit facility which matures in 2027. Banker’s acceptances are issued under NSPI’s non-revolving term facility which matures in 2024. NSPI has the intention and unencumbered ability to refinance bankers’
acceptances for a period of greater than one year.
(5) Notes are issued and payable in either USD or BBD.
The Company’s total long-term revolving credit facilities, outstanding borrowings and available capacity as at December 31 were as follows:
millions of dollars Maturity 2023 2022
Emera – revolving credit facility
(1)
June 2027 $

900 $

900
TEC - Unsecured committed revolving credit facility December 2026

657 -

NSPI - revolving credit facility
(1)
December 2027

800

800
NSPI - non-revolving credit facility July 2024

400

400
Emera - Unsecured non-revolving credit facility February 2024

400 -

NMGC - Unsecured non-revolving credit facility March 2024

30

108
ECI – revolving credit facilities October 2024

10

11
Total $

3,197 $

2,219
Less:
Borrowings under credit facilities

1,884

1,396
Letters of credit issued inside credit facilities

6

12
Use of available facilities $

1,890 $

1,408
Available capacity under existing agreements $

1,307 $

811
(1) Advances on the revolving credit facility can be made by way of overdraft on accounts up to $ 50 million.
As at
Financial Covenant Requirement December 31, 2023
Emera
Syndicated credit facilities Debt to capital ratio Less than or equal to 0.70 to 1
0.57

: 1

Long-Term Debt Maturities
millions of dollars 2024 2025 2026 2027 2028 Thereafter Total
Emera $

199 $ -

$

1,587 $

266 $ -

$

500 $

2,552
Emera US Finance LP

397 -

992 -

-

2,248

3,637
TEC

397 -

-

-

-

5,257

5,654
PGS -

-

-

-

463

760

1,223
NMGC

30 -

93 -

-

549

672
NMGI

198 -

-

-

-

-

198
NSPI

398

125

40

323 -

3,000

3,886
EBP -

-

246 -

-

-

246
ECI

51

139

89

77

62

4

422
Total $

1,670 $

264 $

3,047 $

666 $

525 $

12,318 $

18,490